Factoring Liability (Details Narrative) - USD ($)		9 Months Ended
	Jul. 02, 2019	Dec. 31, 2019	Mar. 31, 2019
Factoring liability		$ 936,750
Interest expenses on factoring liability		116,196
Amortization of commitment fee		$ 62,500
Factoring And Security Agreement [Member]
Maximum advance amount	$ 5,000,000
Annualized interest rate	85.00%
Maximum facility, description	The twenty-four month agreement contains a maximum advance amount of $5,000,000 on 85% of eligible accounts and has an annualized interest rate of the Prime Rate published from time to time by the Wall Street Journal plus 4.5%. The agreement contains fee of 3% ($150,000) of the Maximum Facility assessed to the Company.
Facility fee percentage	3.00%
Maximum facility amount	$ 150,000